Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1,	$ 65	$ 74	$ 97
Additions, based on tax positions related to current year	1	2	3
Additions for tax positions of prior years	14	6	22
Reductions for tax positions of prior years	(6)	(6)	(10)
Settlements	0	(7)	(20)
Lapses in statutes of limitation	(3)	(4)	(18)
Balance at December 31,	$ 71	$ 65	$ 74